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                            RULE 497(j) CERTIFICATION


     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of the following prospectuses that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 33 filed on November 29, 2000 pursuant to Rule 485(b):

1. Prospectus, dated November 30, 2000, relating to the HighMark Money Market Funds' Retail Shares;

2. Prospectus, dated November 30, 2000, relating to the HighMark Money Market Funds' Fiduciary Shares;

3. Prospectus, dated November 30, 2000, relating to the HighMark Money Market Funds' Class S Shares; and

4. Prospectus, dated November 30, 2000, relating to the HighMark Value Momentum Fund's Class I Shares.

The text of Post-Effective Amendment No. 33 was filed electronically.


                                                     HighMark Funds
                                                     Registrant



                                                     * /s/MARK E. NAGLE

                                                     Mark E. Nagle
                                                     President


                                                     *By /s/MARTIN E. LYBECKER

                                                     Martin E. Lybecker
                                                     Attorney in Fact

December 1, 2000